INCOME TAX - Schedule of Components of Income Tax Credit (Expense) Reported in Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ (80)	$ (138)	$ (79)
Adjustments in respect of current income tax of previous years	(2)	6	1
Income tax expense reported in the income statement	$ (82)	$ (132)	$ (78)